Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

	2024	2023	2022
Current taxes expense -
Current period	$(87,431)	$(76,630)	$(45,561)
Adjustment for prior period	263	18	626
	$(87,168)	$(76,612)	$(44,935)
Deferred taxes expenses -
Origination and reversal of temporary differences	(10,506)	(20,393)	4,759
Total income tax	$(97,674)	$(97,005)	$(40,176)

Summary of Balances of Deferred Taxes
The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2024	2023	2024	2023	2022
Deferred tax liabilities
Maintenance deposits	$—	$(5,972)	$(5,972)	$(5,973)	$(5,973)
Prepaid dividend tax	(36,992)	(30,984)	6,008	25,183	3,798
Property and equipment	(300)	389	689	555	558
Right of use assets	(18,900)	(17,136)	1,764	17,136	—
Other	(4,495)	(1,385)	3,110	(353)	(141)
Offsetting tax	23,211	18,719	(4,492)	(16,750)	(453)
	$(37,476)	$(36,369)	$1,107	$19,798	$(2,211)
Deferred tax assets
Provision for return conditions	$11,140	$11,521	$381	$(1,714)	$(1,243)
Air traffic liability	1,046	2,089	1,043	597	(224)
Lease Liability	21,486	18,971	(2,515)	(18,971)	—
Other provisions	5,334	3,849	(1,485)	(1,903)	161
Tax loss	4,954	12,437	7,483	5,836	(1,695)
Offsetting tax	(23,211)	(18,719)	4,492	16,750	453
	$20,749	$30,148	$9,399	$595	$(2,548)
	$(16,727)	$(6,221)	$10,506	$20,393	$(4,759)

Summary of Reconciliation of Effective Tax Rate
Reconciliation of the effective tax rate is as follows:

	Tax rate	2024	Tax rate	2023	Tax rate	2022
Net profit		$608,114		$514,097		$348,054
Total income tax expense		97,674		97,005		40,176
Profit excluding income tax		705,788		611,102		388,230
Income taxes at Panamanian statutory rates	25.0%	176,447	25.0%	152,776	25.0%	97,057
Stations - Taxable / Panama	(15.2%)	(107,360)	(10.2%)	(62,113)	(16.8%)	(65,384)
Stations - Taxable / Non Panama	0.6%	4,163	(0.7%)	(4,414)	0.2%	945
Stations - Non Taxable / Non Panama	(1.0%)	(6,808)	(1.1%)	(6,483)	(2.3%)	(8,961)
Dividend tax	4.5%	31,495	2.8%	17,257	4.4%	17,145
Over provided in prior periods	—%	(263)	—%	(18)	(0.1%)	(626)
Provision for income taxes	13.8%	$97,674	15.9%	$97,005	10.4%	$40,176